Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Cybersecurity risk management is an important part of our enterprise risk management frameworks which includes systems and processes for identifying, monitoring and mitigating business, operational and legal risks. We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information, which is guided by the National Institute of Standards and Technology cybersecurity framework, a standard framework recognized in the industry and general best practices.

Our cybersecurity risk management program includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
●	a cybersecurity team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls, using state of the art technologies in areas including anti-virus and anti-malware, email and web security platforms, firewalls, intrusion detection systems, cyber threat intelligence services and advanced persistent threat detection;
●	cybersecurity awareness training of our employees, incident response personnel, and senior management; for example, we have launched the BSecure communications and training campaign throughout our business to increase cybersecurity awareness;
●	a cybersecurity incident response plan that includes procedures for the evaluation, management, notification, mitigation and reporting of cybersecurity incidents;
●	a crisis management plan for identifying and assessing potentially material cybersecurity-related incidents and escalating to our senior management, the Board and appropriate committees of the Board, as needed;
●	a risk management process for cybersecurity risks associated with our third-party service providers, suppliers, and vendors; and
●	regular review of our cybersecurity risk management program by an external and independent professional services company.

We have previously been the target of cybersecurity attacks and expect such attempts to continue, potentially with more frequency or sophistication. In 2021, AGSA announced that it had experienced a cybersecurity incident, the response to which included temporarily shutting down certain IT systems and applications used by us. Although no cybersecurity incident during the year ended December 31, 2024 resulted in an interruption of the Company’s operations, nor known losses of critical data or otherwise had a material impact on the Company’s strategy, financial condition or results of operations, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information—D. Risk Factors—Risks Relating to our Information Technology Systems” for more information on how a material cybersecurity incident may impact us.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Cybersecurity risk management is an important part of our enterprise risk management frameworks which includes systems and processes for identifying, monitoring and mitigating business, operational and legal risks. We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information, which is guided by the National Institute of Standards and Technology cybersecurity framework, a standard framework recognized in the industry and general best practices.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board recognizes the importance of cybersecurity in safeguarding the integrity of our operations and sensitive data. The Board considers cybersecurity risk oversight an integral part of its risk oversight function and has delegated to the Audit Committee oversight of the Company’s risk management function, including risks related to cybersecurity, information technology and information security and the related activities taken by the Company to monitor, control and mitigate such risks. The Audit Committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	and the Audit Committee receives at least quarterly reports from management on our cybersecurity risks. In addition, management, including our Chief Information Security Officer (“CISO”), informs and updates the Audit Committee and the Board of any material cybersecurity incidents, as necessary. The Audit Committee regularly reports to the Board regarding its activities, including those related to cybersecurity risk oversight. The Board also receives a briefing from management, including from our CISO, on our cybersecurity risk management program at least annually
Cybersecurity Risk Role of Management [Text Block]	Our management is responsible for assessing and managing our material risks from cybersecurity threats. Our cybersecurity team, led by our CISO, has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our external cybersecurity consultants.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity team, led by our CISO, has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our external cybersecurity consultants
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO holds an MBA, LLB, and a post graduate qualification in Technology Management from Columbia University and has more than 25 years of experience in leading, managing and designing information technology solutions as well as building cyber resilience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The cybersecurity team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, including briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us, and alerts and reports produced by security information and event management tooling
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true